COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF REMAINING ANNUAL RENTAL PAYMENTS LEASE	Remaining annual lease payments to the lease expiration dates are as follows:
2026	$388,895
2027 and beyond	1,190,087
$1,578,982